Concentration and risks (Details) - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cooperation concentration risk | Total Revenue | Five Business Partners
Concentration and risks
Concentration risk (as a percentage)	43.60%	36.10%	54.00%
Number of Business Partners	5	5
Cooperation concentration risk | Total Revenue | Qunar
Concentration and risks
Concentration risk (as a percentage)	17.20%	14.40%	34.00%
Concentration of Funding Partners | Loans facilitated | Jimu Box
Concentration and risks
Concentration risk (as a percentage)	24.00%	63.00%